Consolidated Statement of Changes in Equity € in Millions, $ in Millions		USD ($)	EUR (€)	Issued capital [member] USD ($)	Share premium [member] USD ($)	Treasury shares [member] USD ($)	Reserves [member] USD ($)	Share-based payment reserves [member] USD ($)	OCI reserves [member] USD ($) [1]	Deferred share instrument [member] USD ($)	Retained earnings [member] USD ($)	Equity attributable to owners of parent [member] USD ($)	Non-controlling interest [member] USD ($)
Beginning balance at Dec. 31, 2016		$ 81,425		$ 1,736	$ 17,620	$ (8,980)	$ 45,726	$ 1,437	$ (15,626)	$ 1,212	$ 28,214	$ 71,339	$ 10,086
Profit of the year		3,600									2,908	2,908	692
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))		3,090							2,919			2,919	171
Cash flow hedges		(278)							(314)			(314)	36
Re-measurements of post-employment benefits		25							25			25
Total comprehensive income		6,437							2,630		2,908	5,538	899
Dividends		(4,750)								(51)	(4,308)	(4,359)	(391)
Share-based payments		137						133				133	4
Scope and other changes		230									63	63	167
Ending balance at Jun. 30, 2017		83,479		1,736	17,620	(8,980)	45,726	1,570	(12,996)	1,161	26,877	72,714	10,765
Beginning balance at Dec. 31, 2016		81,425		1,736	17,620	(8,980)	45,726	1,437	(15,626)	1,212	28,214	71,339	10,086
Other comprehensive income
Dividends | €			€ (6,956)
Ending balance at Dec. 31, 2017		80,220		1,736	17,620	(8,980)	45,726	1,753	(14,784)	1,119	28,394	72,585	7,635
Impact of adopting IFRSs 9 and 152	[2]	(33)		0	0	0	0	0	0	0	9	9	(42)
Beginning balance, as adjusted at Dec. 31, 2017		80,187		1,736	17,620	(8,980)	45,726	1,753	(14,784)	1,119	28,403	72,593	7,593
Profit of the year		3,595		0	0	0	0	0	0	0	2,955	2,955	640
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))		(3,691)		0	0	0	0	0	(3,352)	0	0	(3,352)	(339)
Cash flow hedges		322		0	0	0	0	0	229	0	0	229	92
Re-measurements of post-employment benefits		(6)		0	0	0	0	0	(4)	0	0	(4)	(2)
Total comprehensive income		220		0	0	0	0	0	(3,126)	0	2,955	(172)	392
Dividends		(4,970)		0	0	0	0	0	0	(56)	(4,392)	(4,448)	(523)
Treasury shares		(9)		0	0	2,431	0	0	0	(1,063)	(1,368)	0	(9)
Share-based payments		115		0	0	0	0	117	0	0	0	117	(2)
Purchase/(sale) of non-controlling interest		0		0	0	0	0	0	0	0	429	429	(429)
Scope and other changes		23		0	0	0	0	0	0	0	(10)	(10)	33
Ending balance at Jun. 30, 2018		$ 75,564		$ 1,736	$ 17,620	$ (6,549)	$ 45,726	$ 1,870	$ (17,910)	$ 0	$ 26,017	$ 68,510	$ 7,054

[1]	See Note 15 Changes in equity and earnings per share.
[2]	See Note 3(A) Summary of changes in accounting policies.